SHORT-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Loss from changes in fair value	$ (16,854)
Minimum
Maturity period of investments	3 months	3 months
Maximum
Maturity period of investments	12 months	12 months